CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 3,342	$ 2,983	$ 2,721
Investment securities	4,447	3,036	2,131
Mortgage-backed securities	3,745	3,130	2,333
Certificates of deposit	22	72	124
Interest-earning demand deposits	12	10	3
Federal Home Loan Bank stock	486	439	329
Trading securities			5
Total interest and dividend income	12,054	9,670	7,646
INTEREST EXPENSE
Deposits	856	406	245
Federal Home Loan Bank advances - short-term	1,996	2,675	1,118
Federal Home Loan Bank advances - long-term - variable rate	1,676	11	65
Federal Home Loan Bank advances - long-term - fixed rate	344	32	426
Total interest expense	4,872	3,124	1,854
NET INTEREST INCOME	7,182	6,546	5,792
PROVISION FOR LOAN LOSSES	80	50	58
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	7,102	6,496	5,734
NONINTEREST INCOME
Service charges on deposits	114	126	136
Earnings on bank owned life insurance	121	126	131
Investment securities gains (losses)	(2)	2
Market losses on trading securities			(31)
Other than temporary impairment losses	120	86
Portion of loss recognized in other comprehensive income	(148)	(100)
Net impairment losses recognized in earnings	(28)	(14)
ATM fee income	166	180	191
Other	44	50	63
Total noninterest income	415	470	490
NONINTEREST EXPENSE
Salaries and employee benefits	2,422	2,274	2,264
Occupancy and equipment	262	310	323
Data processing	230	220	222
Correspondent bank charges	33	40	38
Federal deposit insurance premium	97	108	111
ATM network expense	106	106	127
Other	640	655	654
Total noninterest expense	3,790	3,713	3,739
INCOME BEFORE INCOME TAXES	3,727	3,253	2,485
INCOME TAX EXPENSE	932	1,128	848
NET INCOME	$ 2,795	$ 2,125	$ 1,637
EARNINGS PER SHARE:
Basic	$ 1.57	$ 1.16	$ 0.87
Diluted	$ 1.57	$ 1.16	$ 0.87
AVERAGE SHARES OUTSTANDING:
Basic	1,780,527	1,826,893	1,873,790
Diluted	1,780,581	1,827,260	1,873,790